Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company's Insider Trading Policy prohibits all directors, officers, employees, contractors and consultants who may, as a result of their position with the Company, have access to material non-public information and the family members of each of the foregoing from trading in the Company’s securities while aware of material non-public information. The policy also prohibits providing any such material non-public information to any other person who may trade in securities while aware of such information. Our Insider Trading Policy has procedures that require transactions in our stock by executive officers, directors and other designated employees only be made during open trading windows after satisfying mandatory pre-clearance requirements.

Award Timing Method	Our Insider Trading Policy has procedures that require transactions in our stock by executive officers, directors and other designated employees only be made during open trading windows after satisfying mandatory pre-clearance requirements.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Insider Trading Policy has procedures that require transactions in our stock by executive officers, directors and other designated employees only be made during open trading windows after satisfying mandatory pre-clearance requirements.